Share capital (Details 2) - $ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Grant date share price	$ 0
Exercise price	$ 0
Risk free interest rate	0.00%
Expected life	0 years
Expected volatility	0.00%
Expected dividend yield	0.00%	0.00%
Bottom of the range [member]
Statement [Line Items]
Grant date share price		$ 1.44
Exercise price		$ 1.50
Risk free interest rate		3.08%
Expected life		1 year
Expected volatility		64.00%
Top of the range [member]
Statement [Line Items]
Grant date share price		$ 2.29
Exercise price		$ 10.82
Risk free interest rate		4.26%
Expected life		5 years
Expected volatility		109.00%